Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Australia: 8.8%
303,888		Alumina Ltd.	$410,635	0.1
61,416		Amcor PLC	735,920	0.2
12,038		Aristocrat Leisure Ltd.	348,954	0.1
9,476		ASX Ltd.	562,007	0.1
61,138		Australia & New Zealand Banking Group Ltd.	1,155,436	0.2
104,384		BHP Group Ltd. Australian	3,347,647	0.7
71,114	(1)	BHP Group Ltd. British	2,244,699	0.5
47,619		BlueScope Steel Ltd.	624,134	0.1
105,837		Brambles Ltd.	727,104	0.1
32,970		Charter Hall Group	394,909	0.1
2,783		Cochlear Ltd.	381,640	0.1
63,739		Coles Group Ltd.	732,277	0.2
47,330		Commonwealth Bank of Australia	3,156,420	0.7
32,884		Computershare Ltd.	455,824	0.1
5,112		CSL Ltd.	946,959	0.2
130,876		Dexus	952,764	0.2
3,366		Domino's Pizza Enterprises Ltd.	248,287	0.0
69,410		Endeavour Group Ltd./Australia	310,027	0.1
80,757		Goodman Group	1,333,435	0.3
20,151		Macquarie Group Ltd.	2,633,962	0.6
503,458		Medibank Pvt Ltd.	1,103,211	0.2
179,373		Metcash Ltd.	503,408	0.1
470,917		Mirvac Group	872,685	0.2
207,243		Orora Ltd.	510,263	0.1
86,728	(1),(2)	Qantas Airways Ltd.	296,839	0.1
28,280		Rio Tinto Ltd.	2,248,417	0.5
251,121		Shopping Centres Australasia Property Group	501,713	0.1
51,978		Sonic Healthcare Ltd.	1,399,780	0.3
153,991		South32 Ltd. - AUD	423,674	0.1
44,981		Steadfast Group Ltd.	148,021	0.0
162,159		Stockland	467,411	0.1
180,569		Suncorp Group Ltd.	1,418,168	0.3
429,016		TABCORP Holdings Ltd.	1,507,380	0.3
794,368		Telstra Corp., Ltd.	2,208,277	0.5
40,862		Transurban Group - Stapled Security	360,984	0.1
14,715		Washington H Soul Pattinson & Co. Ltd.	285,675	0.1
53,384		Wesfarmers Ltd.	1,991,888	0.4
37,088		Westpac Banking Corp.	534,917	0.1
95,686		Woolworths Group Ltd.	2,334,204	0.5
			40,819,955	8.8

		Austria: 0.2%
7,096		Andritz AG	377,530	0.1
13,431		Voestalpine AG	446,513	0.1
			824,043	0.2

		Belgium: 0.2%
2,054		Sofina SA	817,792	0.2
3,404		UCB S.A.	338,714	0.0
			1,156,506	0.2

		Canada: 7.3%
14,602		Alimentation Couche-Tard, Inc.	588,951	0.1
9,308		Bank of Montreal	1,053,562	0.2
23,605		Bank of Nova Scotia	1,700,251	0.4
7,932		BCE, Inc.	414,337	0.1
7,314		Brookfield Asset Management, Inc.	402,769	0.1
4,231		Canadian Imperial Bank of Commerce - XTSE	531,292	0.1
3,577		Canadian National Railway Co. - CNR	435,971	0.1
12,107		Canadian Pacific Railway Ltd.	866,153	0.2
5,434		Canadian Tire Corp. Ltd.	784,567	0.2
4,578	(1)	Canfor Corp.	104,010	0.0
19,607	(1)	CGI, Inc.	1,674,034	0.4
22,308		CI Financial Corp.	413,992	0.1
760		Constellation Software, Inc./Canada	1,308,977	0.3
24,032		Empire Co. Ltd.	741,482	0.2
31,617		Enbridge, Inc.	1,336,662	0.3
1,289		Fairfax Financial Holdings Ltd.	622,419	0.1
23,557		First Quantum Minerals Ltd.	580,238	0.1
13,746		Fortis, Inc.	652,939	0.1
17,900		George Weston Ltd.	1,952,010	0.4
13,050		Great-West Lifeco, Inc.	407,675	0.1
20,164	(3)	Hydro One Ltd.	520,934	0.1
10,316		IGM Financial, Inc.	362,438	0.1
9,166		Imperial Oil Ltd.	375,033	0.1
5,640		Intact Financial Corp.	764,172	0.2
16,783		Loblaw Cos Ltd.	1,294,819	0.3
34,901		Lundin Mining Corp.	290,762	0.1
11,193		Magna International, Inc.	901,762	0.2
36,484		Manulife Financial Corp.	759,731	0.2
8,027		Metro, Inc. - Class A	429,340	0.1
7,484		National Bank Of Canada	598,767	0.1
15,758		Nutrien Ltd.	1,100,575	0.2
3,970		Open Text Corp.	190,013	0.0
30,423		Power Corp. of Canada	977,921	0.2
9,809		RioCan Real Estate Investment Trust	170,769	0.0
18,266		Rogers Communications, Inc.	926,412	0.2
21,352		Royal Bank of Canada	2,434,445	0.5
22,927		Shaw Communications, Inc. - Class B	683,400	0.2
8,769		SmartCentres Real Estate Investment Trust	212,059	0.0
16,087		Sun Life Financial, Inc.	911,067	0.2
11,422		TC Energy Corp.	589,812	0.1
4,827		Thomson Reuters Corp.	518,186	0.1
15,608		Toronto-Dominion Bank	1,250,089	0.3
5,202		Waste Connections, Inc.	648,516	0.1
4,201		West Fraser Timber Co., Ltd.-WFG	388,852	0.1
			33,872,165	7.3

		China: 1.9%
54,620	(1)	Alibaba Group Holding Ltd.	856,090	0.2
2,079	(1)	Baidu, Inc. ADR	332,099	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
12,000		Byd Co., Ltd. - H Shares	$354,925	0.1
722,000		China Construction Bank - H Shares	554,026	0.1
174,400	(1)	China Eastern Airlines Corp. Ltd. - A Shares	158,357	0.0
39,000		China Merchants Bank Co., Ltd. - H Shares	325,967	0.1
58,000		China National Building Material Co., Ltd. - H Shares	75,333	0.0
242,500		China Shenhua Energy Co., Ltd. - H Shares	596,464	0.1
14,300		Eve Energy Co. Ltd. - A Shares	215,457	0.1
5,109		Ganfeng Lithium Co. Ltd. - A Shares	110,002	0.0
6,262	(1)	I-Mab ADR	158,116	0.0
857,000		Industrial & Commercial Bank of China - H Shares	519,210	0.1
3,471	(1)	JD.com, Inc. ADR	259,908	0.1
1,090	(1)	JD.com, Inc. - Class A	41,331	0.0
810		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	242,152	0.1
484,000		Lenovo Group Ltd.	524,515	0.1
13,700	(1),(3)	Meituan Class B	408,730	0.1
3,000		NAURA Technology Group Co. Ltd. - A Shares	136,510	0.0
1,875		NetEase, Inc. ADR	193,800	0.0
3,768	(1)	NIO, Inc. ADR	92,354	0.0
385,000		PICC Property & Casualty Co., Ltd. - H Shares	358,725	0.1
22,900		Tencent Holdings Ltd.	1,434,966	0.3
7,329	(1)	Vipshop Holdings Ltd. ADR	68,233	0.0
3,700		Wuliangye Yibin Co. Ltd. - A Shares	116,479	0.0
13,000	(1),(3)	Wuxi Biologics Cayman, Inc.	130,296	0.0
7,330		Yum China Holdings, Inc.	353,086	0.1
7,100		Yunnan Energy New Material Co. Ltd. - A Shares	285,548	0.1
			8,902,679	1.9

		Denmark: 2.8%
147		AP Moller - Maersk A/S - Class A	492,487	0.1
687		AP Moller - Maersk A/S - Class B	2,467,804	0.5
8,857		Carlsberg A/S	1,434,220	0.3
2,704		Coloplast A/S	393,222	0.1
5,115		DSV A/S	1,039,269	0.2
1,030	(1)	Genmab A/S	350,746	0.1
14,230		GN Store Nord A/S	861,114	0.2
46,657		Novo Nordisk A/S	4,640,893	1.0
16,282		Novozymes A/S	1,117,718	0.2
2,930		Royal Unibrew A/S	336,849	0.1
			13,134,322	2.8

		Finland: 1.5%
6,914		Elisa OYJ	406,139	0.1
49,903		Fortum OYJ	1,358,339	0.3
80,617		Kesko OYJ	2,546,128	0.5
5,396		Kone Oyj	349,465	0.1
127,986	(1)	Nokia OYJ - Finland	763,257	0.2
12,053		Nokian Renkaat OYJ	407,509	0.1
14,963		UPM-Kymmene OYJ	545,346	0.1
11,464	(2)	Valmet OYJ	437,858	0.1
			6,814,041	1.5

		France: 7.9%
242,208	(1),(2)	Air France-KLM	1,096,048	0.2
3,159		Air Liquide SA	540,373	0.1
22,652		AXA S.A.	717,407	0.2
2,881		BioMerieux	337,832	0.1
11,100		Capgemini SE	2,495,448	0.5
45,723		Carrefour S.A.	870,177	0.2
20,386		Cie de Saint-Gobain	1,379,462	0.3
9,866		Cie Generale des Etablissements Michelin SCA	1,650,808	0.4
8,067		Danone	502,984	0.1
55,021		Engie SA	846,318	0.2
4,364		EssilorLuxottica SA	825,601	0.2
1,278		Hermes International	1,918,803	0.4
1,155		Kering SA	862,509	0.2
7,103		Legrand S.A.	722,890	0.2
6,903		L'Oreal S.A.	2,948,578	0.6
4,241		LVMH Moet Hennessy Louis Vuitton SE	3,483,443	0.7
84,245		Orange SA	989,659	0.2
31,235		Publicis Groupe	2,116,501	0.5
11,102	(1)	Renault S.A.	441,218	0.1
26,675		Sanofi	2,789,178	0.6
14,319		Schneider Electric SE	2,425,560	0.5
3,192		SCOR SE	108,887	0.0
41,222		Societe Generale	1,530,166	0.3
4,637		Sodexo SA	431,255	0.1
1,766		Teleperformance	665,053	0.1
12,629		Thales S.A.	1,164,987	0.3
12,486		TotalEnergies SE	710,043	0.2
11,981		Valeo	335,330	0.1
24,958		Veolia Environnement	901,598	0.2
3,996		Vinci SA	437,985	0.1
11,129		Vivendi SE	145,849	0.0
1,723		Wendel SE	187,145	0.0
			36,579,095	7.9

		Germany: 6.1%
2,934		Adidas AG	805,136	0.2
5,825		Allianz SE	1,495,576	0.3
9,551		BASF SE	731,497	0.2
19,094		Bayerische Motoren Werke AG	2,020,954	0.4
10,497		Bechtle AG	630,262	0.1
12,353		Brenntag SE	1,058,353	0.2
4,473	(3)	Covestro AG	268,347	0.1
24,409		Daimler AG	1,947,674	0.4
12,204	(1)	Daimler Truck Holding AG	430,236	0.1
62,948	(1)	Deutsche Bank AG	876,453	0.2
56,162		Deutsche Post AG	3,379,845	0.7
61,150		Deutsche Telekom AG	1,154,444	0.3
1,322		Deutsche Wohnen SE	53,860	0.0
179,507		E.ON AG	2,475,833	0.5

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
9,768		Fresenius SE & Co. KGaA	$403,224	0.1
7,645		GEA Group AG	361,187	0.1
4,938		LEG Immobilien SE	655,066	0.1
4,127		Merck KGaA	905,039	0.2
12,509		ProSiebenSat.1 Media SE	195,651	0.0
2,246		Rheinmetall AG	234,818	0.1
32,043		RWE AG	1,351,639	0.3
18,403		SAP SE	2,308,850	0.5
11,974		Siemens AG	1,901,116	0.4
492,751		Telefonica Deutschland Holding AG	1,414,567	0.3
19,207		Uniper SE	869,108	0.2
8,636		Vonovia SE	491,868	0.1
			28,420,603	6.1

		Hong Kong: 1.7%
133,000		AIA Group Ltd.	1,388,495	0.3
96,000		CK Asset Holdings Ltd.	640,839	0.1
126,902		CK Hutchison Holdings Ltd.	901,934	0.2
118,000		CLP Holdings Ltd.	1,180,886	0.3
119,000		HKT Trust & HKT Ltd. - Stapled Security	162,387	0.0
8,100		Hong Kong Exchanges and Clearing Ltd.	462,314	0.1
12,100		Jardine Matheson Holdings Ltd.	714,662	0.1
6,500		Jardine Matheson Holdings Ltd.	383,909	0.1
103,500		Power Assets Holdings Ltd.	635,967	0.1
38,000		Sun Hung Kai Properties Ltd.	463,620	0.1
74,500		Swire Pacific Ltd. - Class A	451,327	0.1
20,000		Techtronic Industries Co., Ltd.	330,002	0.1
45,200		Vtech Holdings Ltd.	356,809	0.1
			8,073,151	1.7

		India: 1.0%
18,077	(1)	Axis Bank Ltd.	189,313	0.0
3,163		Divis Laboratories Ltd.	171,757	0.0
112,542		Hindalco Industries Ltd.	746,069	0.2
8,302		Housing Development Finance Corp.	283,271	0.1
28,753		ICICI Bank Ltd. ADR	624,803	0.1
224,460		Indian Oil Corp. Ltd.	379,739	0.1
28,281		Infosys Ltd. ADR	666,583	0.2
5,219		Larsen & Toubro Ltd.	134,498	0.0
17,065		Reliance Industries Ltd.	549,957	0.1
33,240		State Bank of India	242,073	0.1
4,412		Tata Consultancy Services Ltd.	222,170	0.0
20,075		Tata Steel Ltd.	296,016	0.1
			4,506,249	1.0

		Indonesia: 0.0%
389,900		Bank Mandiri Persero TBK PT	204,311	0.0

		Ireland: 0.6%
17,883		DCC PLC	1,503,666	0.3
22,953	(2)	Glanbia Plc	315,261	0.1
21,704		James Hardie Industries SE	730,451	0.1
6,632		Smurfit Kappa PLC	349,967	0.1
			2,899,345	0.6

		Israel: 1.6%
58,541		Bank Hapoalim BM	607,524	0.2
270,275		Bank Leumi Le-Israel BM	2,898,697	0.6
146,497	(1)	Bezeq Israeli Telecommunication Corp., Ltd.	252,185	0.1
6,363	(1)	Check Point Software Technologies	769,987	0.1
59,155		ICL Group Ltd.	534,969	0.1
147,070		Israel Discount Bank Ltd.	986,229	0.2
12,645		Mizrahi Tefahot Bank Ltd.	488,824	0.1
1,519	(1)	Nice Ltd.	388,830	0.1
11,132	(1)	RADWARE Ltd.	374,369	0.1
3,571	(1)	Tower Semiconductor Ltd.	123,152	0.0
			7,424,766	1.6

		Italy: 1.3%
174,717		A2A SpA	331,888	0.1
21,092		Assicurazioni Generali S.p.A.	443,874	0.1
23,135		Azimut Holding S.p.A.	622,306	0.1
7,326		Buzzi Unicem SpA	152,974	0.0
56,854		Enel S.p.A.	437,580	0.1
63,505		FinecoBank Banca Fineco SpA	1,067,657	0.2
485,936		Intesa Sanpaolo SpA	1,444,117	0.3
3,507	(1)	Iveco Group NV	37,311	0.0
12,836		Moncler SpA	823,804	0.2
77,012		Snam SpA	431,549	0.1
61,185		Terna - Rete Elettrica Nazionale	480,753	0.1
			6,273,813	1.3

		Japan: 18.4%
16,500		AGC, Inc.	757,274	0.2
17,600		Ajinomoto Co., Inc.	491,066	0.1
30,400		Amada Co. Ltd.	294,318	0.1
47,000		Asahi Kasei Corp.	464,262	0.1
33,200		Astellas Pharma, Inc.	535,867	0.1
7,200		Azbil Corp.	282,800	0.1
23,600		Bridgestone Corp.	1,033,473	0.2
51,000		Canon, Inc.	1,206,187	0.3
45,000		Chubu Electric Power Co., Inc.	450,716	0.1
49,800		Citizen Watch Co., Ltd.	213,165	0.0
7,800		Cosmo Energy Holdings Co. Ltd.	156,810	0.0
28,400		CyberAgent, Inc.	331,150	0.1
59,400		Dai-ichi Life Holdings, Inc.	1,337,062	0.3
15,900		Daiichi Sankyo Co., Ltd.	357,273	0.1
2,400		Daikin Industries Ltd.	503,866	0.1
9,900		Daito Trust Construction Co., Ltd.	1,135,199	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
23,700		Daiwa House Industry Co., Ltd.	$691,641	0.2
10,400		Ebara Corp.	509,721	0.1
2,800		Fanuc Ltd.	553,695	0.1
12,700		Fuji Film Holdings Corp.	851,358	0.2
34,600	(1)	Fujikura Ltd.	187,088	0.0
8,800		Fujitsu Ltd.	1,163,346	0.3
47,500		Hino Motors Ltd.	412,889	0.1
30,300		Hitachi Ltd.	1,574,874	0.3
22,000		Honda Motor Co., Ltd.	647,961	0.1
9,300		Hoya Corp.	1,205,916	0.3
21,200		Idemitsu Kosan Co., Ltd.	543,179	0.1
20,300		IHI Corp.	409,922	0.1
19,700		Iida Group Holdings Co. Ltd.	409,851	0.1
14,300		Internet Initiative Japan, Inc.	473,589	0.1
3,600		Ito En Ltd.	193,911	0.0
41,900		Itochu Corp.	1,346,099	0.3
9,500		Iwatani Corp.	447,865	0.1
11,500	(1)	Japan Airlines Co. Ltd.	217,667	0.0
10,200		Japan Post Holdings Co. Ltd.	87,062	0.0
42,500		Japan Tobacco, Inc.	848,507	0.2
131,400		Kajima Corp.	1,586,998	0.3
9,700		Kaneka Corp.	315,977	0.1
37,800		Kansai Electric Power Co., Inc.	356,799	0.1
69,300		KDDI Corp.	2,214,046	0.5
2,900		Keyence Corp.	1,487,476	0.3
5,600		Kikkoman Corp.	423,293	0.1
8,800		Kurita Water Industries, Ltd.	357,839	0.1
25,400		Lawson, Inc.	1,113,259	0.2
30,400		Lixil Corp.	695,861	0.2
73,300		Marubeni Corp.	754,253	0.2
40,100	(1)	Mazda Motor Corp.	308,920	0.1
105,700		Mitsubishi Chemical Holdings Corp.	829,131	0.2
26,600		Mitsubishi Corp.	903,135	0.2
49,300		Mitsubishi Electric Corp.	617,404	0.1
35,200		Mitsubishi Heavy Industries Ltd.	956,011	0.2
161,500		Mitsubishi UFJ Financial Group, Inc.	978,897	0.2
66,300		Mitsui & Co., Ltd.	1,653,216	0.4
18,300		Mitsui Chemicals, Inc.	489,427	0.1
32,200		Mitsui Fudosan Co., Ltd.	690,283	0.2
7,700		Mitsui OSK Lines Ltd.	596,307	0.1
75,800		Mizuho Financial Group, Inc.	1,026,787	0.2
6,000		Murata Manufacturing Co., Ltd.	451,100	0.1
4,300		Nabtesco Corp.	134,414	0.0
16,900		Nikon Corp.	176,385	0.0
1,500		Nintendo Co., Ltd.	735,062	0.2
72		Nippon Building Fund, Inc.	416,962	0.1
16,800		NIPPON EXPRESS HOLDINGS INC	995,631	0.2
18,300		Nippon Steel Corp.	299,105	0.1
81,700		Nippon Suisan Kaisha Ltd.	382,796	0.1
72,500		Nippon Telegraph & Telephone Corp.	2,074,786	0.4
20,300		Nitto Denko Corp.	1,580,551	0.3
36,600		Nomura Real Estate Holdings, Inc.	857,057	0.2
20,000		Nomura Research Institute Ltd.	700,118	0.2
3,600		Omron Corp.	263,194	0.1
3,800		Oracle Corp. Japan	284,204	0.1
44,400		ORIX Corp.	915,844	0.2
28,000		Osaka Gas Co., Ltd.	476,179	0.1
17,100		Otsuka Holdings Co. Ltd.	583,407	0.1
38,500		Panasonic Corp.	423,866	0.1
33,300		Recruit Holdings Co. Ltd.	1,645,973	0.4
10,700		Relo Holdings, Inc.	193,098	0.0
42,800	(1)	Renesas Electronics Corp.	491,208	0.1
64,800		Resona Holdings, Inc.	278,474	0.1
26,100		Ricoh Co., Ltd.	220,399	0.0
37,000		Round One Corp.	451,424	0.1
5,400		Saizeriya Co., Ltd.	124,871	0.0
18,200		Santen Pharmaceutical Co., Ltd.	206,646	0.0
10,900		Sega Sammy Holdings, Inc.	183,018	0.0
33,900		Sekisui House Ltd.	686,820	0.2
31,600		Seven & I Holdings Co., Ltd.	1,607,133	0.3
14,200		SG Holdings Co. Ltd.	301,442	0.1
12,100		Shimadzu Corp.	436,589	0.1
2,300		Shimano, Inc.	515,757	0.1
4,500		Shin-Etsu Chemical Co., Ltd.	752,892	0.2
6,200		Shionogi & Co., Ltd.	353,354	0.1
13,500		Shiseido Co., Ltd.	680,994	0.1
54,400		SoftBank Corp.	681,951	0.1
6,200		SoftBank Group Corp.	274,657	0.1
35,000		Sony Group Corp.	3,915,397	0.8
31,800		Subaru Corp.	578,803	0.1
429,000		Sumitomo Chemical Co., Ltd.	2,163,469	0.5
90,500		Sumitomo Corp.	1,398,715	0.3
33,500		Sumitomo Mitsui Financial Group, Inc.	1,206,702	0.3
33,100		Sumitomo Rubber Industries, Inc.	344,432	0.1
13,300		T&D Holdings, Inc.	196,552	0.0
41,400		Takeda Pharmaceutical Co., Ltd.	1,199,904	0.3
2,700		TechnoPro Holdings, Inc.	69,072	0.0
61,100		Teijin Ltd.	770,272	0.2
26,300		Tokio Marine Holdings, Inc.	1,569,418	0.3
3,000		Tokyo Electron Ltd.	1,467,399	0.3
21,900		Toppan, Inc.	416,583	0.1
164,600		Toray Industries, Inc.	1,040,242	0.2
162,100		Toyota Motor Corp.	3,203,611	0.7
10,100	(1)	Trend Micro, Inc.	535,831	0.1
12,100		Ushio, Inc.	188,039	0.0
14,600		USS Co., Ltd.	238,282	0.1
6,500		West Holdings Corp.	195,303	0.0
23,900		Yamaha Motor Co., Ltd.	569,143	0.1
52,800		Yamato Holdings Co., Ltd.	1,124,336	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
22,900		ZOZO, Inc.	$610,226	0.1
			85,521,040	18.4

		Luxembourg: 0.1%
3,499		Eurofins Scientific SE	351,308	0.1

		Malaysia: 0.0%
186,000		Genting Bhd	194,814	0.0

		Malta: 0.1%
42,119		Kindred Group PLC - SDR	489,315	0.1

		Mexico: 0.2%
62,400		Grupo Financiero Banorte	394,704	0.1
116,600		Wal-Mart de Mexico SAB de CV	395,506	0.1
			790,210	0.2

		Netherlands: 5.1%
11,142	(1)	Airbus SE	1,422,750	0.3
6,408		Akzo Nobel NV	663,273	0.1
5,940		ASML Holding NV	4,023,107	0.9
9,153		EXOR NV	767,483	0.2
5,154		Heineken Holding NV	451,859	0.1
148,041		ING Groep NV	2,189,382	0.5
114,541		Koninklijke Ahold Delhaize NV	3,713,928	0.8
4,955		Koninklijke DSM NV	928,862	0.2
449,951		Koninklijke KPN NV	1,484,158	0.3
10,143		Koninklijke Philips NV	337,388	0.1
41,306		NN Group NV	2,311,559	0.5
19,210		Randstad NV	1,249,675	0.3
102,442		Shell PLC	2,599,248	0.6
5,919		Stellantis NV	114,289	0.0
11,129		Universal Music Group NV	274,764	0.0
9,811		Wolters Kluwer NV	998,544	0.2
			23,530,269	5.1

		New Zealand: 0.4%
75,284		Contact Energy Ltd.	390,252	0.1
133,567		Fletcher Building Ltd.	568,070	0.1
10,834		Mainfreight Ltd.	597,841	0.1
173,526		Spark New Zealand Ltd.	495,959	0.1
			2,052,122	0.4

		Norway: 0.7%
5,466		Gjensidige Forsikring ASA	133,515	0.0
176,175		Norsk Hydro ASA	1,353,960	0.3
33,054		Telenor ASA	546,268	0.1
21,441		Yara International ASA	1,100,950	0.3
			3,134,693	0.7

		Poland: 0.1%
250,259		Polskie Gornictwo Naftowe I Gazownictwo SA	326,812	0.1

		Portugal: 0.2%
53,786		Galp Energia SGPS SA	593,056	0.1
22,925		Jeronimo Martins SGPS SA	550,909	0.1
			1,143,965	0.2

		Russia: 0.2%
4,061		Lukoil PJSC ADR	363,664	0.1
30,207		Rosneft Oil Co. PJSC GDR	225,105	0.0
84,420		Sberbank of Russia PJSC	290,930	0.1
			879,699	0.2

		Singapore: 1.0%
217,100		Keppel REIT Management Ltd.	180,942	0.0
252,700		Mapletree Commercial Trust	338,243	0.1
260,600		Oversea-Chinese Banking Corp., Ltd.	2,425,735	0.5
70,500		Singapore Exchange Ltd.	487,985	0.1
153,500		Singapore Technologies Engineering Ltd.	426,647	0.1
35,400		United Overseas Bank Ltd.	791,143	0.2
			4,650,695	1.0

		South Korea: 2.2%
2,769		AfreecaTV Co. Ltd.	363,254	0.1
14,093		Hana Financial Group, Inc.	531,002	0.1
23,518		KB Financial Group, Inc.	1,165,545	0.2
16,810		Kia Corp.	1,172,090	0.3
6,420	(1)	KT&G Corp.	414,705	0.1
806		LG Chem Ltd.	432,065	0.1
7,385		LG Display Co., Ltd.	124,198	0.0
5,953		LG Electronics, Inc.	646,749	0.1
3,212		POSCO	718,503	0.2
29,567		Samsung Electronics Co., Ltd. 005930	1,839,040	0.4
585		Samsung SDI Co., Ltd.	290,326	0.1
15,088		Seegene, Inc.	680,869	0.1
17,304		Shinhan Financial Group Co., Ltd.	554,233	0.1
10,475		SK Hynix, Inc.	1,084,245	0.2
3,627		S-Oil Corp.	275,338	0.1
			10,292,162	2.2

		Spain: 1.6%
2,472		Acciona SA	430,583	0.1
265,495		Banco Santander SA	930,981	0.2
859	(1)	Iberdrola S.A.	9,845	0.0
142,921		Iberdrola S.A. - IBEE	1,638,590	0.4
5,375		Industria de Diseno Textil SA	163,020	0.0
23,788		Red Electrica Corp. SA	479,521	0.1
825,712		Telefonica S.A.	3,849,093	0.8
			7,501,633	1.6

		Sweden: 4.7%
18,678		Alfa Laval AB	630,965	0.1
27,918		Assa Abloy AB	764,454	0.1
10,804		Atlas Copco AB - A Shares	639,446	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
16,590		Axfood AB	$422,605	0.1
13,854		Boliden AB	560,984	0.1
26,749	(2)	Electrolux AB	556,572	0.1
28,140		Epiroc AB	600,483	0.1
12,824		Essity AB	361,514	0.1
3,814	(3)	Evolution AB	474,527	0.1
46,581		Getinge AB	1,821,111	0.4
48,383		Hexagon AB	652,593	0.1
12,884		Industrivarden AB-Class A	407,288	0.1
10,319		Industrivarden AB-Class C	320,514	0.1
13,747		Indutrade AB	341,995	0.1
122,859		Investor AB	2,667,506	0.6
19,429	(2)	Investor AB	441,996	0.1
50,056	(1)	Kinnevik AB	1,496,105	0.3
3,260		MIPS AB	324,121	0.1
45,760		Nibe Industrier AB	434,929	0.1
24,572		Sandvik AB	647,092	0.1
26,601		Securitas AB	321,294	0.1
89,433		Skanska AB	2,189,577	0.5
14,439		SKF AB - B Shares	316,534	0.1
65,971		Swedish Match AB	510,436	0.1
35,377		Tele2 AB	514,738	0.1
102,580		Telefonaktiebolaget LM Ericsson ADR	1,269,940	0.3
32,254		Telefonaktiebolaget LM Ericsson	402,727	0.1
8,995	(3)	Thule Group AB	434,157	0.1
56,775		Volvo AB - B Shares	1,281,209	0.3
			21,807,412	4.7

		Switzerland: 7.6%
52,801		ABB Ltd.	1,830,706	0.4
20,993		Alcon, Inc.	1,618,741	0.3
4,781		Baloise Holding AG	837,519	0.2
7,774		Cie Financiere Richemont SA	1,129,825	0.2
10,506		Coca-Cola HBC AG	347,965	0.1
1,954		Geberit AG - Reg	1,327,608	0.3
230		Georg Fischer AG	336,333	0.1
95		Givaudan	393,578	0.1
34,340		Holcim Ltd.	1,861,273	0.4
2,862		Kuehne & Nagel International AG	808,192	0.2
10,664		Logitech International SA	896,092	0.2
459		Lonza Group AG	316,454	0.1
41,433		Nestle SA	5,350,590	1.2
37,210		Novartis AG	3,233,160	0.7
1,818		Partners Group	2,534,654	0.5
11,146		Roche Holding AG	4,313,495	0.9
1,217		Schindler Holding AG - Part Cert	305,448	0.1
138		SGS SA	393,517	0.1
12,451		SIG Combibloc Group AG	289,285	0.1
2,906		Sika AG	1,016,735	0.2
1,952		Sonova Holding AG - Reg	695,381	0.1
30,829		STMicroelectronics NV-STM1	1,449,595	0.3
263		Straumann Holding AG	435,813	0.1
4,737		Swiss Prime Site AG	468,378	0.1
989		Swisscom AG	565,288	0.1
1,902		Tecan Group AG	924,776	0.2
31,250		UBS Group AG	579,674	0.1
868	(3)	VAT Group AG	353,977	0.1
1,117		Zurich Insurance Group AG	534,270	0.1
			35,148,322	7.6

		Taiwan: 1.0%
344,000		Cathay Financial Holding Co., Ltd.	797,924	0.2
354,000		China Development Financial Holding Corp.	236,143	0.0
311,000		CTBC Financial Holding Co. Ltd.	312,651	0.1
94,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,173,467	0.5
180,000		Uni-President Enterprises Corp.	441,175	0.1
214,000		United Microelectronics Corp.	447,110	0.1
131,320		Yuanta Financial Holding Co., Ltd.	120,740	0.0
			4,529,210	1.0

		Thailand: 0.0%
59,500		Tisco Financial Group PCL - NVDR	177,318	0.0

		Turkey: 0.1%
14,403		Ford Otomotiv Sanayi AS	268,159	0.1

		United Kingdom: 12.0%
91,181		3i Group PLC	1,698,137	0.4
121,173		Abrdn PLC	396,283	0.1
19,440		Admiral Group Plc	826,603	0.2
9,870		Anglo American PLC	435,124	0.1
5,995		Ashtead Group PLC	428,810	0.1
10,024		AstraZeneca PLC	1,166,072	0.2
378,789		Aviva PLC	2,236,371	0.5
138,749		B&M European Value Retail SA	1,062,487	0.2
85,193		BAE Systems PLC	666,700	0.1
290,508		Barclays PLC	779,380	0.2
22,460		Barratt Developments PLC	186,801	0.0
8,254		Berkeley Group Holdings PLC	471,056	0.1
550,701		BP PLC	2,854,791	0.6
18,687		British American Tobacco PLC	797,841	0.2
576,820		BT Group PLC	1,527,807	0.3
12,277		Bunzl PLC	459,860	0.1
630,644	(1)	Centrica Plc	620,090	0.1
17,539		CNH Industrial NV	267,330	0.1
12,571		CRH PLC - London	634,601	0.1
2,615		Croda International PLC	282,415	0.1
5,222		Derwent London PLC	241,291	0.1
57,662		Diageo PLC	2,909,704	0.6
78,956		DS Smith PLC	403,224	0.1
15,522	(1)	easyJet PLC	131,138	0.0
122,141		Evraz PLC	829,780	0.2
20,502		Ferguson PLC	3,224,771	0.7
49,796		GlaxoSmithKline PLC	1,111,247	0.2
17,025		Halma PLC	577,040	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
276,161	HSBC Holdings PLC	$1,965,532	0.4
15,350	IG Group Holdings PLC	168,986	0.0
20,073	IMI PLC	448,487	0.1
108,864	Imperial Brands PLC	2,581,150	0.6
4,365	Intermediate Capital Group PLC	112,729	0.0
5,556	Intertek Group PLC	403,201	0.1
306,839	J Sainsbury Plc	1,205,739	0.3
17,620	Johnson Matthey PLC	465,321	0.1
94,217	Kingfisher PLC	422,503	0.1
804,404	Lloyds Banking Group Plc	558,234	0.1
88,507	Man Group PLC/Jersey	231,209	0.0
23,732	Mondi PLC	593,755	0.1
72,995	National Grid PLC	1,068,131	0.2
36,193	Pearson PLC	302,192	0.1
9,075	Persimmon PLC	295,659	0.1
21,098	Relx PLC (GBP Exchange)	648,983	0.1
32,096	Rio Tinto PLC	2,262,298	0.5
120,493	Royal Mail PLC	720,025	0.2
132,624	Sage Group PLC/The	1,295,998	0.3
148,123	Segro PLC	2,611,373	0.6
9,636	Severn Trent PLC	374,111	0.1
6,338	Spectris PLC	289,226	0.1
3,592	Spirax-Sarco Engineering PLC	647,478	0.1
96,908	SSE PLC	2,085,076	0.4
53,876	Tate & Lyle PLC	515,337	0.1
159,363	Taylor Wimpey PLC	326,942	0.1
431,156	Tesco PLC	1,731,813	0.4
12,762	Unilever PLC - ULVRL	654,459	0.1
42,097	United Utilities Group PLC	607,286	0.1
784,789	Vodafone Group PLC	1,377,984	0.3
119,550	WPP PLC	1,874,606	0.4
		56,072,577	12.0

	Total Common Stock
	(Cost $427,202,246)	458,766,779	98.6

EXCHANGE-TRADED FUNDS: 0.1%
4,075	(2) iShares MSCI EAFE ETF	308,967	0.1

	Total Exchange-Traded Funds
	(Cost $304,426)	308,967	0.1

PREFERRED STOCK: 0.2%
	Brazil: 0.1%
75,700	Petroleo Brasileiro SA	461,462	0.1

	Germany: 0.1%
5,181	Porsche AG	485,193	0.1

	Total Preferred Stock
	(Cost $941,210)	946,655	0.2

	Total Long-Term Investments
	(Cost $428,447,882)	460,022,401	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 0.7%
1,000,000	(4) Bank of America Inc., Repurchase Agreement dated 01/31/22, 0.04%, due 02/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-4.500%, Market Value plus accrued interest $1,020,000, due 11/01/36-02/01/52)	$1,000,000	0.2
1,000,000	(4) Daiwa Capital Markets, Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 02/17/22-02/01/52)	1,000,000	0.2
77,194	(4) HSBC Securities USA, Repurchase Agreement dated 01/31/22, 0.04%, due 02/01/22 (Repurchase Amount $77,194, collateralized by various U.S. Government Securities, 0.219%-3.750%, Market Value plus accrued interest $78,738, due 07/31/23-11/15/43)	77,194	0.1
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/01/24-11/20/51)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $3,077,194)	3,077,194	0.7

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
3,394,473	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $3,394,473)	$3,394,473	0.7

	Total Short-Term Investments
	(Cost $6,471,667)	6,471,667	1.4

	Total Investments in Securities (Cost $434,919,549)	$466,494,068	100.3
	Liabilities in Excess of Other Assets	(1,383,771)	(0.3)
	Net Assets	$465,110,297	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	18.1%
Industrials	16.5
Consumer Discretionary	10.3
Consumer Staples	10.2
Materials	9.4
Information Technology	8.6
Health Care	7.7
Communication Services	7.1
Utilities	4.7
Real Estate	3.3
Energy	2.9
Exchange-Traded Funds	0.1
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

       Portfolio holdings are subject to change daily.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$2,244,699	$38,575,256	$–	$40,819,955
Austria	–	824,043	–	824,043
Belgium	–	1,156,506	–	1,156,506
Canada	33,872,165	–	–	33,872,165
China	1,457,596	7,445,083	–	8,902,679
Denmark	–	13,134,322	–	13,134,322
Finland	–	6,814,041	–	6,814,041
France	–	36,579,095	–	36,579,095
Germany	430,236	27,990,367	–	28,420,603
Hong Kong	356,809	7,716,342	–	8,073,151
India	1,291,386	3,214,863	–	4,506,249
Indonesia	–	204,311	–	204,311
Ireland	–	2,899,345	–	2,899,345
Israel	1,144,356	6,280,410	–	7,424,766
Italy	37,311	6,236,502	–	6,273,813
Japan	–	85,521,040	–	85,521,040
Luxembourg	–	351,308	–	351,308
Malaysia	–	194,814	–	194,814
Malta	–	489,315	–	489,315
Mexico	790,210	–	–	790,210
Netherlands	2,599,248	20,931,021	–	23,530,269
New Zealand	–	2,052,122	–	2,052,122
Norway	–	3,134,693	–	3,134,693
Poland	–	326,812	–	326,812
Portugal	–	1,143,965	–	1,143,965
Russia	–	879,699	–	879,699
Singapore	–	4,650,695	–	4,650,695
South Korea	680,869	9,611,293	–	10,292,162
Spain	–	7,501,633	–	7,501,633
Sweden	1,269,940	20,537,472	–	21,807,412
Switzerland	–	35,148,322	–	35,148,322
Taiwan	–	4,529,210	–	4,529,210
Thailand	–	177,318	–	177,318
Turkey	268,159	–	–	268,159
United Kingdom	–	56,072,577	–	56,072,577
Total Common Stock	46,442,984	412,323,795	–	458,766,779
Exchange-Traded Funds	308,967	–	–	308,967
Preferred Stock	461,462	485,193	–	946,655
Short-Term Investments	3,394,473	3,077,194	–	6,471,667
Total Investments, at fair value	$50,607,886	$415,886,182	$–	$466,494,068
Liabilities Table
Other Financial Instruments+
Futures	$(107,057)	$–	$–	$(107,057)
Total Liabilities	$(107,057)	$–	$–	$(107,057)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	30	03/18/22	$3,352,950	$(107,057)
			$3,352,950	$(107,057)

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $443,007,490.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$44,797,583
Gross Unrealized Depreciation	(20,738,490)
Net Unrealized Appreciation	$24,059,093